Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Payables to liquidity providers	$ 5,143	$ 1,665
Cryptocurrency safeguarding liability	3,040	0
Earnout liability	0	1,841
Accrued expenses	13,362	7,803
Accrued expenses and other current liabilities	$ 21,545	$ 11,309